SUPPLEMENT DATED NOVEMBER 8, 2004 TO
                  PORTFOLIO ARCHITECT LIFE CONTRACT PROSPECTUS DATED MAY 3, 2004


The following information supplements the information in your contract prospectus. Please retain this supplement and keep it with the prospectus for future reference.


                                   APPENDIX C

                           HYPOTHETICAL ILLUSTRATIONS


The following hypothetical illustrations are intended to illustrate how the Policy's Cash Value, Cash Surrender Value and Death Benefit change over time based on a representative insured's age and rating classification as well as a representative premium payment pattern. Each illustration assumes that all premium payments are invested in the Investment Options and Corresponding Funds, and none is invested in the Fixed Account. Each illustration assumes gross rates of returns for the Funds, before deduction of Fund charges, of 0%, 6% and 12%. The first example illustrates that the MAXIMUM GUARANTEED Cost of Insurance Rates and policy administrative expense charge allowable under the Policy are charged in all years. The second example illustrates that the CURRENT Cost of Insurance Rates and policy administrative expense charge are charged in all years. Both examples also reflect (i) the monthly deduction of 0.0291667% for the first ten years following the Initial Premium (0.0166667% for premium tax and 0.0125% for DAC tax), (ii) the mortality and expense risk charge, and (iii) an arithmetic average of Fund expenses.

The Cost of Insurance Rates charged varies by age, sex and underwriting classification. This charge is deducted monthly. The current policy administrative expense charge is 0.00%. The guaranteed policy administrative expense charge is 0.40%. This charge is deducted daily. Both charges are deducted pro rata from each of the Investment Options.

The current and guaranteed mortality and expense risk charge is 0.90% if the Average Net Growth Rate in the previous Policy Year is less than 6.50%, and 0.75% if the Average Net Growth Rate in the previous Policy Year is at least 6.50%.

The charge for Fund expenses reflected in the illustrations assumes that Cash Value is allocated equally among all Investment Options and is an arithmetic average of investment advisory fees and other expenses charged by each of the available Funds during the most recent calendar year. The Fund expenses used do not reflect any expense reimbursement agreements that may be in effect, as shown in the Policy prospectus summary. If the expense reimbursement arrangements were reflected, values shown in the illustrations may be higher. The actual charges under a Policy for expenses of the Funds will vary from year to year and will depend on the actual allocation of Cash Value and may be higher or lower than those illustrated.

After deduction of these amounts, the illustrated gross annual investment rates of return of 0% and 6% correspond to approximate net annual rates of -2.14% and 3.86%, respectively, on a current and guaranteed basis. The illustrated gross annual investment rate of return of 12% corresponds to an approximate net annual rate of return of 9.86% in the first Policy Year, and 10.01% thereafter. These approximate net annual rates of return do not include the deduction of the cost of insurance charge and the policy administrative charge. If they did, they would be lower.

The illustrations do not reflect any charges for federal income taxes against either Separate Account since the Company is not currently deducting such charges from either Fund UL or Fund UL II. However, such charges may be made in the future, and in that event, the gross annual investment rates of return would have to exceed 0%, 6% and 12% by an amount sufficient to cover the tax charges in order to produce the Death Benefits, Cash Values and Cash Surrender Values illustrated.

If actual gross rates of return on the Funds are higher or lower than those assumed in these illustrations, and/or if the actual current charges are higher or lower than those assumed in these illustrations, the actual results (Death Benefit, Cash Value, and Cash Surrender Value) will differ from the illustrated results.

Where required by law or upon request, the Company, through its agent, will provide you a personalized illustration based upon the proposed Insured's age, sex, underwriting classification, the specified insurance benefits, and the premium requested. The illustration will show the weighted average Fund expenses, arithmetic average Fund expenses and/or the actual Fund expenses depending on what you request. An explanation of how the Fund expenses are calculated will appear on the illustration. The hypothetical gross annual investment return assumed in such an illustration would not exceed 12%.

                            PORTFOLIO ARCHITECT LIFE
             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
                 HYPOTHETICAL ILLUSTRATION WITH CURRENT CHARGES

Female, Issue Age 66                                                                                        Face Amount:     $70,000
Non-Smoker                                                                                               Single Premium:     $25,000

                                 DEATH BENEFIT*                        CASH VALUE*                        CASH SURRENDER VALUE*
                       --------------------------------- -------------------------------------- ------------------------------------
       TOTAL PREMIUMS     0%        6%        12%           0%          6%             12%           0%         6%          12%
           WITH 5%
 YEAR     INTEREST     (-2.14%)  (3.86%)    (9.86%)#     (-2.14%)     (3.86%)       (9.86%)#      (-2.14%)    (3.86%)     (9.86%)#
---------------------- --------------------------------- -------------------------------------- ------------------------------------

  1       26,250       70,000    70,000      70,000       23,637       25,119         26,601      21,762       23,244      24,726
  2       27,563       70,000    70,000      70,000       22,198       25,158         28,339      20,323       23,283      26,464
  3       28,941       70,000    70,000      70,000       20,688       25,122         30,207      18,938       23,372      28,457
  4       30,388       70,000    70,000      70,000       19,093       24,998         32,220      17,343       23,248      30,470
  5       31,907       70,000    70,000      70,000       17,394       24,769         34,392      15,769       23,144      32,767
  6       33,502       70,000    70,000      70,000       15,543       24,391         36,726      14,043       22,891      35,226
  7       35,178       70,000    70,000      70,000       13,503       23,831         39,241      12,253       22,581      37,991
  8       36,936       70,000    70,000      70,000       11,199       23,021         41,943      10,199       22,021      40,943
  9       38,783       70,000    70,000      70,000        8,610       21,939         44,886       7,860       21,189      44,136
 10       40,722       70,000    70,000      70,000        5,682       20,533         48,121       5,682       20,533      48,121
 15       51,973            0    70,000      76,846            0        6,534         73,186           0        6,534      73,186
 20       66,332            0         0     121,074            0            0        115,308           0            0     115,308
 25       84,659            0         0     188,433            0            0        179,460           0            0     179,460
 30      108,049            0         0     283,985            0            0        283,985           0            0     283,985
 34      131,334            0         0     415,933            0            0        415,933           0            0     415,933


These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

# 9.86% is increased to 10.01% in years 2 and thereafter due to a reduction in the mortality and expense risk charge.

*  Net Interest Rates are shown in parenthesis.

                            PORTFOLIO ARCHITECT LIFE
             MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICY
                           LEVEL DEATH BENEFIT OPTION
                HYPOTHETICAL ILLUSTRATION WITH GUARANTEED CHARGES

Female, Issue Age 66                                                                                        Face Amount:     $70,000
Non-Smoker                                                                                               Single Premium:     $25,000

                                  DEATH BENEFIT*                       CASH VALUE*                        CASH SURRENDER VALUE*
                          -------------------------------- ------------------------------------ -----------------------------------
         TOTAL PREMIUMS       0%        6%        12%          0%          6%         12%             0%          6%          12%
             WITH 5%
 YEAR       INTEREST       (-2.14%)   (3.86%)   (9.86%)#    (-2.14%)    (3.86%)     (9.86%)#       (-2.14%)    (3.86%)      (9.86%)#
-------- ---------------- -------------------------------- ------------------------------------ -----------------------------------

 1           26,250      70,000     70,000    70,000       23,046      24,517      25,990          21,171        22,642      24,115
 2           27,563      70,000     70,000    70,000       20,951      23,873      27,017          19,076        21,998      25,142
 3           28,941      70,000     70,000    70,000       18,693      23,041      28,046          16,943        21,291      26,296
 4           30,388      70,000     70,000    70,000       16,240      21,990      29,069          14,490        20,240      27,319
 5           31,907      70,000     70,000    70,000       13,549      20,672      30,075          11,924        19,047      28,450
 6           33,502      70,000     70,000    70,000       10,566      19,029      31,045           9,066        17,529      29,545
 7           35,178      70,000     70,000    70,000        7,217      16,983      31,958           5,967        15,733      30,708
 8           36,936      70,000     70,000    70,000        3,417      14,440      32,786           2,417        13,440      31,786
 9           38,783           0     70,000    70,000            0      11,290      33,503               0        10,540      32,753
10           40,722           0     70,000    70,000            0       7,399      34,082               0         7,399      34,082
15           51,973           0          0    70,000            0           0      34,487               0             0      34,487
20           66,332           0          0    70,000            0           0      18,213               0             0      18,213
25           84,659           0          0         0            0           0           0               0             0           0
30          108,049           0          0         0            0           0           0               0             0           0
34          131,334           0          0         0            0           0           0               0             0           0


These hypothetical rates of return are illustrative only and should not be considered a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors. The Account Values and Cash Surrender Values will be different from those shown if the actual rates of return averaged 0%, 6%, or 12% over a period of years but fluctuated above or below the average for individual contract years. No representation can be made that these rates of return can be achieved for any one year or sustained over a period of time.

# 9.86% is increased to 10.01% in years 2 and thereafter due to a reduction in the mortality and expense risk charge.

*  Net Interest Rates are shown in parenthesis.